Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, (Loss) Gain [Line Items]
Maximum amount of loss due to credit risk	$ 11,373
Maximum length of time hedged in cash flow hedges	3 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive income (loss) , net of taxes	$ 19,228	$ (31,908)	$ 36,765
Typical maturity period of other risk management derivatives	Less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive income (loss)	$ 20,035	(34,260)	39,692
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive income (loss) , net of taxes	19,228	$ (31,908)	$ 36,765
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2020	$ 5,085